Stockholders' Equity (Details 1) (USD $)	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011	Sep. 30, 2012
Options
Outstanding at beginning of period	7,163	2,426	316	2,425
Granted	2,005,500		2,250
Exercised
Expired or forfeited	(500)	(750)	(140)
Outstanding at end of period	2,012,163	7,163	2,426	2,425
Exercisable at end of period	6,663	6,788	1,176
Weighted Average Exercise Price
Outstanding at beginning of period	$ (22.34)	$ (53.6)	$ 322
Granted	$ 7.08	$ 10.93	$ 40
Exercised
Expired or forfeited	$ (25.00)	$ 40	$ 440
Outstanding at end of period	$ 7.13	$ 22.34	$ 53.6
Exercisable at end of period	$ 7.43	$ 21.36	$ 53.6
Weighted Average Remaining Contractual Term
Outstanding at beginning of period	4 years 4 months 24 days
Granted	9 years 6 months 0 days
Outstanding at end of period	9 years 6 months 0 days	4 years 4 months 24 days
Exercisable at end of period	9 years 6 months 0 days	4 years 6 months
Outstanding at end of period	$ 1,724,730	$ 0
Exercisable at end of period	$ 25,800	$ 0